Note N - Employee Benefits (Details Textual) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Stock Ownership Plan (ESOP), Shares in ESOP, Total	365,274	360,669
Cash Surrender Value of Life Insurance	$ 28,481
Deferred Compensation Plan Assets	2,115
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	7,815	$ 7,267
Defined Benefit Plan, Benefit Obligation, Ending Balance	3,130	2,873
Proceeds from Life Insurance Policy			$ 2,107
Insurance Settlements Receivable			1,993
Life Insurance, Corporate or Bank Owned, Change in Value			3,586
Gain on Bank Owned Life Insurance Policies			514
Other Assets [Member]
Insurance Settlements Receivable			1,993
Supplemental Employee Retirement Plan [Member]
Defined Contribution Plan, Cost	627	602	490
Deferred Profit Sharing [Member]
Deferred Compensation Arrangement with Individual, Contributions by Employer	$ 264	$ 352	$ 340